Guarantees and Other Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Guarantees [Abstract]
Guarantees - Carrying Value and Maximum Exposure to Loss	Table 17.1 shows carrying value and maximum exposure to loss on our guarantees.
Table 17.1: Guarantees – Carrying Value and Maximum Exposure to Loss

		Maximum exposure to loss
(in millions)	Carrying value of obligation	Expires in one year or less	Expires after one year through three years	Expires after three years through five years	Expires after five years	Total	Non-investment grade
December 31, 2022
Standby letters of credit (1)	$112	14,014	4,694	3,058	53	21,819	7,071
Direct pay letters of credit (1)	13	1,593	2,734	465	5	4,797	1,283
Loans and LHFS sold with recourse (2)	16	322	1,078	3,408	8,906	13,714	11,399
Exchange and clearing house guarantees (3)	—	4,623	—	—	—	4,623	—
Other guarantees and indemnifications (4)	—	548	1	10	201	760	515
Total guarantees	$141	21,100	8,507	6,941	9,165	45,713	20,268
December 31, 2021
Standby letters of credit (1)	$119	13,816	5,260	1,572	460	21,108	6,939
Direct pay letters of credit (1)	6	1,597	2,137	1,283	4	5,021	1,373
Loans and LHFS sold with recourse (2)	20	71	943	3,610	8,650	13,274	11,268
Exchange and clearing house guarantees (3)	—	—	—	—	8,100	8,100	—
Other guarantees and indemnifications (4)	—	797	2	12	263	1,074	756
Total guarantees	$145	16,281	8,342	6,477	17,477	48,577	20,336
(1)Standby and direct pay letters of credit are reported net of syndications and participations.
(2)Represents recourse provided, predominantly to the GSEs, on loans sold under various programs and arrangements.
(3)In 2022, we changed our presentation for maximum exposure to loss for these guarantees. As the agreements that include these guarantees automatically renew annually, we believe presentation of these amounts within the expires in one year or less category better aligns with the committed term.
(4)Includes indemnifications provided to certain third-party clearing agents. Estimated maximum exposure to loss was $157 million and $216 million with related collateral of $1.3 billion and $2.3 billion as of December 31, 2022 and 2021, respectively.